                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21914
                                   ------------


                RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
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         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      7/31
                         --------------
Date of reporting period:    10/31
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                        RIVERSOURCE SHORT-TERM CASH FUND
                                AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

CERTIFICATES OF DEPOSIT (6.2%)

ISSUER                            EFFECTIVE        AMOUNT               VALUE(a)
                                    YIELD        PAYABLE AT
                                                  MATURITY
Calyon/NY Branch
   11-01-06                          5.31%     $  111,200,000     $  111,200,000
Toronto-Dominion Bank
   12-27-06                          5.27         100,000,000        100,000,000
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TOTAL CERTIFICATES OF DEPOSIT
(Cost: $211,200,000)                                              $  211,200,000
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
COMMERCIAL PAPER (93.8%)

ISSUER                            EFFECTIVE        AMOUNT               VALUE(a)
                                    YIELD        PAYABLE AT
                                                  MATURITY
ASSET-BACKED (62.8%)
Barton Capital
   11-07-06                          4.52%     $  100,000,000(c)  $   99,912,167
Beta Finance
   01-03-07                          5.20          27,000,000         26,752,883
   01-19-07                          5.21          50,000,000         49,427,250
Chariot Funding LLC
   12-20-06                          5.19         100,000,000(c)      99,284,736
Chesham Finance LLC
   11-01-06                          5.30         100,000,000        100,000,000
Cheyne Finance LLC
   01-23-07                          5.25          25,000,000         24,697,396
   10-02-07                          5.33          50,000,000(b)      49,998,853
Citibank Credit Card Dakota Nts
   12-08-06                          5.14         100,000,000(c)      99,460,417
Cullinan Finance
   12-21-06                          5.18          35,000,000         34,744,792
   01-09-07                          5.21          80,000,000         79,198,067
Deer Valley Funding LLC
   11-30-06                          5.12          50,000,000         49,787,736
   01-24-07                          5.28          50,000,000         49,384,000
Dorada Finance
   01-29-07                          5.22          25,000,000         24,677,993
Ebury Finance LLC
   11-01-06                          5.35         120,000,000        119,999,999
Falcon Asset Securitization
   11-01-06                          5.30          75,000,000(c)      75,000,000

COMMERCIAL PAPER (CONTINUED)

ISSUER                            EFFECTIVE        AMOUNT               VALUE(a)
                                    YIELD        PAYABLE AT
                                                  MATURITY
ASSET-BACKED (CONT.)
Five Finance
   01-18-07                          5.25%     $   35,250,000     $   34,848,268
   01-24-07                          5.26          22,000,000         21,729,987
Galaxy Funding
   01-03-07                          5.21          40,000,000(c)      39,632,850
   01-05-07                          5.22          30,000,000(c)      29,715,625
   01-16-07                          5.23          38,000,000(c)      37,579,234
Gemini Securitization
   11-02-06                          2.63         100,000,000(c)      99,985,375
K2 (USA) LLC
   11-13-06                          4.87          70,000,000         69,877,033
   01-10-07                          5.22          50,000,000         49,490,556
Nieuw Amsterdam
   11-06-06                          4.39          50,000,000(c)      49,963,472
Park Granada LLC
   11-01-06                          5.32         100,000,000(c)     100,000,000
Park Sienna LLC
   11-01-06                          5.31         100,000,000(c)      99,999,999
Ranger Funding LLC
   11-07-06                          4.50         100,000,000(c)      99,912,500
Sedna Finance
   01-08-07                          5.23          25,000,000         24,752,083
   10-02-07                          5.33          50,000,000(b)      49,997,705
Sheffield Receivables
   12-14-06                          5.17         100,000,000(c)      99,371,722
Sigma Finance
   12-15-06                          5.15          50,000,000         49,680,389
   01-04-07                          5.20          60,000,000         59,441,600
Solitaire Funding LLC
   01-10-07                          5.22          50,000,000(c)      49,490,556
   01-18-07                          5.25          50,000,000(c)      49,430,167
White Pine Finance LLC
   11-20-06                          5.02          35,000,000         34,902,651
                                                                  --------------
Total                                                              2,132,128,061
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
COMMERCIAL PAPER (CONTINUED)

ISSUER                            EFFECTIVE        AMOUNT               VALUE(a)
                                    YIELD        PAYABLE AT
                                                  MATURITY
BANKING (17.1%)
Danske
   01-11-07                          5.20%     $  100,000,000(c)  $   98,971,486
Depfa Bank
   01-04-07                          5.21         100,000,000(c)      99,068,444
Foreningssparbanken
   01-08-07                          5.21          91,700,000         90,794,106
HBOS
   01-25-07                          5.25         100,000,000         98,760,417
ING (US) Funding LLC
   01-09-07                          5.20          43,300,000         42,866,784
Irish Life & Permanent
   01-25-07                          5.26         100,000,000(c)      98,759,236
Northern Rock
   01-22-07                          5.26          50,000,000(c)      49,400,944
                                                                  --------------
Total                                                                578,621,417
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BROKERAGE (3.0%)
Bear Stearns Companies
   11-03-06                          3.49         100,000,000         99,970,889
--------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (10.9%)
Dexia Delaware LLC
   01-12-07                          5.20          70,000,000         69,269,900
Emerald Ctfs MBNA MCCT
   11-17-06                          4.97          40,000,000(c)      39,906,311
   01-08-07                          5.24          30,000,000(c)      29,701,933
   01-09-07                          5.24          30,000,000(c)      29,697,550
HSBC Finance
   11-01-06                          5.30          80,000,000         80,000,000
Nelnet Student Asset Funding LLC
   11-28-06                          5.10          50,000,000         49,802,375
   01-05-07                          5.22          20,000,000         19,810,417
   01-05-07                          5.23          50,000,000         49,525,139
                                                                  --------------
Total                                                                367,713,625
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TOTAL COMMERCIAL PAPER
(Cost: $3,178,433,992)                                            $3,178,433,992
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TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,389,633,992)(d)                                         $3,389,633,992
================================================================================

See accompanying notes to investments in securities.


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1  RIVERSOURCE SHORT-TERM CASH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN SECURITIES

(a) All securities are valued at the close of each business day. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2006. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors.
      These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2006, the value of these securities amounted to $1,574,244,724 or 46.5% of net assets.

(d) Also represents the cost of securities for federal income tax purposes at Oct. 31, 2006.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


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2  RIVERSOURCE SHORT-TERM CASH FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                           S-6283-80 A (12/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   RiverSource Short Term Investments Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 28, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 28, 2006